UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA California Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06- 12/31/06

Item 1 - Schedule of Investments


CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
California - 100.9%   $  19,995    ABAG Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                   Bonds (Southport Apartments), VRDN, Series A, 3.87% due 1/15/2036 (e)(i)           $    19,995

                         13,785    ABAG Finance Authority For Non-Profit Corporations, California, Senior Living
                                   Revenue Bonds (Elder Care Alliance of San Rafael, Inc. Project), VRDN, 3.80%
                                   due 11/01/2034 (i)                                                                      13,785

                          9,995    ABN AMRO MuniTops Certificates Trust, California, COP, Refunding, VRDN,
                                   Series 2006-14, 3.94% due 5/01/2013 (a)(i)(j)                                            9,995

                          7,435    ABN AMRO MuniTops Certificates Trust, California, COP, VRDN, Series 2006-25,
                                   3.94% due 6/15/2014 (g)(i)(j)                                                            7,435

                          6,495    ABN AMRO MuniTops Certificates Trust, California, GO, Refunding, VRDN, Series
                                   2003-1, 3.94% due 2/01/2010 (a)(i)                                                       6,495

                         10,045    ABN AMRO MuniTops Certificates Trust, California, GO, VRDN, Series 2003-9, 3.92%
                                   due 9/01/2011 (g)(i)                                                                    10,045

                         16,000    ABN AMRO MuniTops Certificates Trust, California, Revenue Bonds, VRDN, Series
                                   2005-50, 3.94% due 12/01/2012 (a)(i)(j)                                                 16,000

                          9,495    ABN AMRO MuniTops Certificates Trust, California, Revenue Refunding Bonds, VRDN,
                                   Series 2006-11, 3.94% due 11/01/2013 (g)(i)(j)                                           9,495

                          5,373    ABN AMRO MuniTops Certificates Trust, California, VRDN, Series 1999-7, 3.92%
                                   due 7/04/2007 (g)(i)                                                                     5,373

                          5,570    Alhambra, California, Unified School District, GO, ROCS, VRDN, Series II-R-2192,
                                   3.91% due 8/01/2022 (c)(i)                                                               5,570

                         10,000    Alhambra, California, Unified School District, Land Acquisition Notes, 4.75%
                                   due 6/29/2007                                                                           10,043

                         15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 3.86% due
                                   12/01/2032 (f)(i)                                                                       15,000

                         14,645    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 788, 3.95% due 3/01/2019 (g)(i)                                                  14,645

                         10,335    California Educational Facilities Authority Revenue Bonds (Life Chiropractic
                                   College), VRDN, 3.87% due 1/01/2025 (i)                                                 10,335

                         18,000    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.90% due
                                   8/01/2033 (f)(i)                                                                        18,000

                         37,805    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series C, 3.90% due
                                   2/01/2037 (i)                                                                           37,805

                         12,090    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series F, 3.90% due
                                   2/01/2033 (a)(i)                                                                        12,090

                         47,330    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series F, 3.87% due
                                   2/01/2041 (i)                                                                           47,330

                         25,100    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series F, 3.87% due
                                   8/01/2040 (i)                                                                           25,100


Portfolio Abbreviations


To simplify the listings of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
CP             Commercial Paper
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
MERLOTS        Municipal Exempt Receipts Liquidity Optional Tenders
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
PUTTERS        Puttable Tax-Exempt Receipts
ROCS           Reset Option Certificates
S/F            Single-Family
TOCS           Tender Option Certificates
TRAN           Tax Revenue Anticipation Notes
VRDN           Variable Rate Demand Notes



CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
California            $   6,100    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series J, 3.88% due
(concluded)                        2/01/2032 (f)(i)                                                                   $     6,100

                         57,630    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series J, 3.88% due
                                   2/01/2033 (g)(i)                                                                        57,630

                          5,000    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series M, 3.87% due
                                   2/01/2025 (i)                                                                            5,000

                         10,310    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series M, 3.87% due
                                   8/01/2033 (i)                                                                           10,310

                         26,125    California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series A, 3.90% due
                                   2/01/2026 (i)                                                                           26,125

                         29,175    California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series A, 3.90% due
                                   2/01/2035 (i)                                                                           29,175

                         60,715    California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C, 3.90% due
                                   2/01/2033 (i)                                                                           60,715

                         29,500    California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series D,
                                   3.90% due 2/01/2038 (i)                                                                 29,500

                         31,355    California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series D,
                                   4% due 8/01/2038 (i)                                                                    31,355

                         22,300    California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series G,
                                   4.01% due 8/01/2036 (i)                                                                 22,300

                          7,781    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 591, 3.95% due 3/01/2014 (g)(i)                                                   7,781

                         22,170    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 592, 3.95% due 3/01/2021 (g)(i)                                                  22,170

                         25,000    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                   VRDN, Series C, 3.77% due 6/01/2041 (i)                                                 25,000

                          1,500    California Health Facilities Financing Authority, Revenue Refunding Bonds, ROCS,
                                   VRDN, Series II-R-603CE, 3.91% due 11/15/2034 (i)                                        1,500

                          3,375    California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                                   (Guided Discoveries Inc. Project), VRDN, 3.92% due 6/01/2032 (i)                         3,375

                         17,000    California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                                   (J. Paul Getty Trust Project), VRDN, Series B, 3.25% due 2/02/2007 (i)                  17,000

                        117,950    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                   and Electric), VRDN, AMT, Series B, 3.84% due 11/01/2026 (i)                           117,950

                          2,875    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                   and Electric), VRDN, Series C, 3.73% due 11/01/2026 (i)                                  2,875

                         44,550    California Pollution Control Financing Authority, Resource Recovery Revenue Bonds
                                   (Atlantic Richfield Co. Project), VRDN, Series A, 3.85% due 12/01/2024 (i)              44,550

                         27,630    California School Cash Reserve Program Authority, Pooled Revenue Bonds, COP,
                                   VRDN, Series A, 4.50% due 7/06/2007 (i)                                                 27,759

                         30,000    California State, CP, 3.45% due 2/01/2007                                               30,000

                          8,000    California State, CP, 3.50% due 2/06/2007                                                8,000

                         25,600    California State, CP, 3.42% due 2/07/2007                                               25,600

                         18,350    California State, CP, 3.43% due 3/06/2007                                               18,350

                         11,680    California State, CP, 3.46% due 3/09/2007                                               11,680

                         20,320    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   VRDN, Series B-1, 3.80% due 5/01/2022 (i)                                               20,320

                          4,000    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   VRDN, Series B-5, 3.70% due 5/01/2022 (i)                                                4,000

                         17,070    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                   Series C-1, 3.82% due 5/01/2022 (i)                                                     17,070

                         10,900    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                   Series C-2, 3.82% due 5/01/2022 (a)(i)                                                  10,900

                          9,100    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                   Series C-13, 3.72% due 5/01/2022 (f)(i)                                                  9,100

                         14,495    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series F-2, 3.78% due 5/01/2020 (i)                                    14,495

                          4,200    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series F-5, 3.74% due 5/01/2022 (i)                                     4,200

                         22,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-5, 3.70% due 5/01/2016 (f)(i)                                 22,000

                         19,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-6, 3.82% due 5/01/2017 (f)(i)                                 19,000

                         25,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-13, 3.79% due 5/01/2018 (c)(i)                                25,000

                          4,200    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-14, 3.84% due 5/01/2018 (c)(i)                                 4,200

                         17,500    California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.90% due
                                   7/01/2017 (i)                                                                           17,500

                         45,385    California State Economic Recovery Revenue Bonds, VRDN, Series C-7, 3.75% due
                                   7/01/2023 (i)                                                                           45,385

                          9,005    California State, GO, MERLOTS, VRDN, Series B-45, 3.93% due 10/01/2029 (i)               9,005

                          2,850    California State, GO, MSTR, VRDN, Series SGA-7, 3.90% due 9/01/2018 (f)(i)               2,850

                          3,050    California State, GO, MSTR, VRDN, Series SGA-39, 3.90% due 6/01/2014 (g)(i)              3,050

                          2,990    California State, GO, MSTR, VRDN, Series SGA-40, 3.90% due 6/01/2013 (c)(i)              2,990

                          2,975    California State, GO, MSTR, VRDN, Series SGA-72, 3.90% due 6/01/2017 (c)(i)              2,975

                          5,000    California State, GO, ROCS, VRDN, Series II-R-623, 3.91% due 4/01/2031 (a)(i)            5,000

                          4,560    California State, GO, Refunding, FLOATS, VRDN, Series 1320, 3.96% due 2/01/2033 (i)      4,560

                          8,960    California State, GO, Refunding, MERLOTS, VRDN, Series A-17, 3.93% due
                                   2/01/2018 (a)(i)                                                                         8,960

                         40,250    California State, GO, Refunding, MSTR, VRDN, Series SGA-119, 3.93% due
                                   9/01/2028 (c)(i)                                                                        40,250

                         24,170    California State, GO, Refunding, MSTR, VRDN, Series SGA-135, 3.93% due
                                   12/01/2030 (a)(i)                                                                       24,170

                         36,355    California State, GO, Refunding, MSTR, VRDN, Series SGA-136, 3.93% due
                                   12/01/2030 (b)(i)                                                                       36,355

                          5,205    California State, GO, Refunding, PUTTERS, VRDN, Series 806, 3.91% due
                                   3/01/2013 (g)(i)                                                                         5,205

                          2,460    California State, GO, Refunding, ROCS, VRDN, Series II-R-622PB, 3.92% due
                                   3/01/2034 (a)(i)                                                                         2,460

                          5,000    California State, GO, Refunding, ROCS, VRDN, Series II-R-624, 3.91% due
                                   3/01/2034 (a)(i)                                                                         5,000

                          4,540    California State, GO, Refunding, VRDN, Series B-1, 3.78% due 5/01/2034 (i)               4,540

                          3,000    California State, GO, VRDN, Series B-3, 3.84% due 5/01/2033 (i)                          3,000

                          4,860    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                                   Series 609, 3.91% due 11/01/2012 (c)(i)                                                  4,860

                          3,000    California State University,  Revenue Refunding Bonds, PUTTERS, VRDN,
                                   Series 1435, 3.91% due 11/01/2013 (g)(i)                                                 3,000

                         32,551    California Statewide Communities Development Authority, COP, Refunding, FLOATS,
                                   VRDN, Series 909, 3.90% due 8/15/2023 (g)(i)                                            32,551

                         24,400    California Statewide Communities Development Authority, CP, 3.43% due 2/12/2007         24,400

                         20,000    California Statewide Communities Development Authority, CP, 3.52% due 3/08/2007         20,000

                         10,000    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Canyon Creek Apartments), VRDN, AMT, Series C, 3.88% due 6/15/2025 (e)(i)              10,000

                          6,420    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Hallmark Housing Apartments), VRDN, AMT, Series ZZ, 3.87% due 12/15/2036 (e)(i)         6,420

                          6,700    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Hermosa Vista Apartments), VRDN, AMT, Series XX, 3.87% due 5/15/2036 (e)(i)             6,700

                          4,200    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Kimberly Woods), VRDN, AMT, Series B, 3.88% due 6/15/2025 (e)(i)                        4,200

                         13,205    California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds (Knolls at Green Valley), VRDN, AMT, Series FF, 3.87% due 7/15/2036 (e)(i)        13,205

                         15,100    California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds (Oakmont Chino Hills), VRDN, AMT, Series P, 3.87% due 6/01/2036 (i)               15,100

                         27,420    California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds, PUTTERS, VRDN, AMT, Series 1358, 3.96% due 7/01/2011 (i)                         27,420

                          5,335    California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds (Second Street Senior Apartments), VRDN, AMT, Series TT, 3.87% due
                                   12/15/2036 (e)(i)                                                                        5,335

                          7,300    California Statewide Communities Development Authority, M/F Housing Revenue
                                   Bonds (Vineyard Creek LP), VRDN, AMT, Series W, 3.87% due 12/01/2036 (i)                 7,300

                         17,150    California Statewide Communities Development Authority, M/F Revenue Bonds
                                   (Crossings Senior Apartments), VRDN, AMT, Series I, 3.90% due 7/15/2040 (i)             17,150

                          8,300    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                                   Series L, 3.77% due 4/01/2038 (i)                                                        8,300

                         14,000    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                                   Series M, 3.77% due 4/01/2038 (i)                                                       14,000

                         11,400    California Statewide Communities Development Authority, Revenue Refunding
                                   Bonds (Kaiser Permanente), VRDN, Series A, 3.77% due 10/01/2013 (i)                     11,400

                         44,200    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                   (Kaiser Permanente), VRDN, Series D, 3.82% due 5/01/2033 (i)                            44,200

                          3,500    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                   (Presbyterian Homes), VRDN, Series B, 3.83% due 11/15/2036 (i)                           3,500

                         29,995    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                   (University Retirement Community at Davis), VRDN, 3.92% due 11/15/2030 (h)(i)           29,995

                         25,000    California Statewide Communities Development Authority, TRAN, Series A-1, 4.50%
                                   due 6/29/2007 (f)                                                                       25,110

                         14,215    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN,
                                   AMT, Series A, 3.88% due 6/01/2046 (i)                                                  14,215

                          1,510    Chabot-Las Positas, California, Community College District, GO, FLOATS, VRDN,
                                   Series 87-Z, 3.96% due 8/01/2035 (a)(i)                                                  1,510

                          7,120    Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 850, 3.90% due 10/01/2019 (f)(i)                                            7,120

                         17,700    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                   VRDN, AMT, Series B, 3.87% due 7/01/2036 (i)                                            17,700

                         20,000    Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill Bart
                                   Transit Station Project), VRDN, AMT, Series A, 3.95% due 12/05/2007 (i)                 20,023

                         15,000    Eagle Tax-Exempt Trust, California State University, Revenue Refunding Bonds,
                                   VRDN, Series 2005-0082, Class A, 3.92% due 11/01/2035 (g)(i)                            15,000

                         13,000    Eagle Tax-Exempt Trust, Los Angeles, California, Department of Water and Power
                                   Revenue Bonds, VRDN, Series 2006-0010 Class A, 3.92% due 7/01/2035 (f)(i)               13,000

                         28,500    Eagle Tax-Exempt Trust, Los Angeles, California, Department of Water and Power,
                                   Waterworks Revenue Bonds, VRDN, Series 2006-0036 Class A, 3.92% due 7/01/2030 (a)(i)    28,500

                          4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO,
                                   VRDN, Series 2003-0043, Class A, 3.92% due 1/01/2028 (g)(i)                              4,800

                          6,430    Eagle Tax-Exempt Trust, Sacramento County, California, Sanitation District
                                   Financing Authority Revenue Bonds, VRDN, Series 2006-0023 Class A, 3.92% due
                                   12/01/2035 (a)(i)                                                                        6,430

                          9,900    Eagle Tax-Exempt Trust, San Diego, California, Community College District, GO,
                                   VRDN, Series 2006-0042 Class A, 3.92% due 5/01/2030 (f)(i)                               9,900

                          5,500    Eagle Tax-Exempt Trust, San Diego, California, Unified School District, GO, VRDN,
                                   Series 2006-0041 Class A, 3.92% due 7/01/2029 (f)(i)                                     5,500

                          2,445    Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds, VRDN,
                                   Series 2005-0006, Class A, 3.92% due 5/15/2033 (a)(i)                                    2,445

                         19,825    Eclipse Funding Trust, Solar Eclipse Certificates, California, GO, Refunding,
                                   VRDN, Series 2005-0004, 3.90% due 6/01/2024 (g)(i)                                      19,825

                         12,625    Eclipse Funding Trust, Solar Eclipse Certificates, California, Tax Allocation
                                   Refunding Bonds, VRDN, Series 2006-0044, 3.91% due 2/01/2015 (a)(i)                     12,625

                          1,985    Fontana, California, Public Financing Authority, Tax Allocation Revenue Refunding
                                   Bonds, PUTTERS, VRDN, Series 707, 3.91% due 4/01/2013 (a)(i)                             1,985

                          8,930    Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2,
                                   3.98% due 7/01/2030 (f)(i)                                                               8,930

                          4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series
                                   SGA 76, 3.90% due 6/01/2024 (c)(i)                                                       4,685

                          6,733    GS Pool Trust, California, FLOATS, VRDN, AMT, Series 34TP, 4.01% due 5/01/2047 (i)       6,733

                         11,431    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series
                                   590, 3.95% due 3/01/2014 (g)(i)                                                         11,431

                          1,824    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, TOCS, VRDN, Series Z-4, 3.97% due 12/13/2023 (a)(i)             1,824

                          2,560    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, TOCS, VRDN, Series Z-5, 3.97% due 5/06/2022 (f)(i)              2,560

                         15,200    Irvine, California, Improvement Bond Act of 1915 Revenue Bonds (Assessment
                                   District Number 04-20), VRDN, Series A, 3.72% due 9/02/2030 (i)                         15,200

                         19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                   VRDN, AMT, 3.88% due 12/15/2031 (e)(i)                                                  19,430

                          1,785    Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730,
                                   3.93% due 11/15/2012 (g)(i)                                                              1,785

                          8,200    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                   Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 3.90% due
                                   10/15/2038 (i)                                                                           8,200

                          6,800    Los Angeles, California, Department of Water and Power, Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II-R-4510, 3.91% due 7/01/2021 (g)(i)                                 6,800

                         30,000    Los Angeles, California, GO, TRAN, 4.50% due 6/29/2007                                  30,108

                         18,324    Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.55%
                                   due 10/01/2040 (i)                                                                      18,324

                         16,198    Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series
                                   924, 3.90% due 7/01/2023 (f)(i)                                                         16,198

                         10,615    Los Angeles, California, Unified School District, GO, ROCS, VRDN, Series
                                   II-R-2219, 3.91% due 7/01/2023 (a)(i)                                                   10,615

                         50,000    Los Angeles County, California, TRAN, Series A, 4.50% due 6/29/2007                     50,241

                          5,355    Madera, California, Irrigation Financing Authority, Water Revenue Bonds, VRDN,
                                   Series A, 3.78% due 1/01/2036 (b)(i)                                                     5,355

                          3,800    Manteca, California, Redevelopment Agency, Subordinate Tax Allocation Refunding
                                   Bonds (Amended Merged Project Area), VRDN, 3.78% due 10/01/2042 (b)(i)                   3,800

                          8,240    Maywood, California, Public Financing Authority, Revenue Refunding Bonds, VRDN,
                                   Series A, 3.85% due 10/01/2034 (i)                                                       8,240

                         20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN,
                                   AMT, Series A, 3.87% due 8/15/2033 (e)(i)                                               20,000

                          7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                                   3.90% due 8/01/2022 (g)(i)                                                               7,435

                         13,050    Municipal Securities Trust Certificates, California, GO, Refunding, VRDN,
                                   Series 2006-3005, Class A, 3.96% due 6/04/2014 (a)(i)(j)                                13,050

                         11,370    Municipal Securities Trust Certificates, California, GO, Refunding, VRDN,
                                   Series 3002, Class A, 3.96% due 3/14/2024 (g)(i)                                        11,370

                         24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                                   Class A, 3.90% due 9/01/2016 (c)(i)                                                     24,550

                         20,860    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2001-118,
                                   Class A, 3.93% due 3/03/2009 (c)(i)                                                     20,860

                          9,085    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2005-241,
                                   Class A, 3.96% due 6/03/2022 (g)(i)(j)                                                   9,085

                          8,215    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-249,
                                   Class A, 3.96% due 1/25/2016 (c)(i)                                                      8,215

                          5,765    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-255,
                                   Class A, 3.96% due 5/10/2023 (g)(i)(j)                                                   5,765

                         19,735    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5007-BBT,
                                   Class A, 3.96% due 10/20/2025 (c)(i)(j)                                                 19,735

                          7,940    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5008-BBT,
                                   Class A, 3.96% due 2/27/2027 (f)(i)(j)                                                   7,940

                         10,945    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5009-BBT,
                                   Class A, 3.96% due 3/14/2022 (c)(i)(j)                                                  10,945

                         12,240    Municipal Securities Trust Certificates, California, Revenue Bonds, VRDN,
                                   Series 2005-239, Class A, 3.96% due 5/05/2027 (g)(i)                                    12,240

                         29,920    Municipal Securities Trust Certificates, California, Revenue Refunding Bonds,
                                   VRDN, Series 2006-258, Class A, 3.96% due 1/12/2017 (a)(i)(j)                           29,920

                         11,720    Municipal Securities Trust Certificates, California, Tax Allocation Refunding
                                   Bonds, VRDN, Series 2005-243, Class A, 3.90% due 10/02/2013 (f)(i)                      11,720

                          7,630    Municipal Securities Trust Certificates, El Camino Hospital District,
                                   California, GO, VRDN, Series 3040, Class A, 3.96% due 6/16/2023 (g)(i)                   7,630

                          5,000    Municipal Securities Trust Certificates, Golden State Tobacco Securitization
                                   Corporation of California, Revenue Refunding Bonds, VRDN, Series 7021, Class A,
                                   3.96% due 6/01/2038 (c)(i)(j)                                                            5,000

                          9,810    Municipal Securities Trust Certificates, Kern, California, Community College, GO,
                                   VRDN, Series 3026, Class A, 3.96% due 8/13/2019 (f)(i)                                   9,810

                         11,900    Municipal Securities Trust Certificates, Rancho Santiago Community College District,
                                   California, GO, VRDN, Series 3029, Class A, 3.96% due 1/31/2025 (f)(i)(j)               11,900

                          2,430    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 3.91% due
                                   6/15/2022 (f)(i)                                                                         2,430

                          6,335    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds, ROCS,
                                   VRDN, Series II-R-2070, 3.91% due 8/01/2020 (g)(i)                                       6,335

                         13,570    Port of Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                                   3.95% due 11/01/2025 (i)                                                                13,570

                         15,855    Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
                                   Series B-36, 3.98% due 11/01/2021 (c)(i)                                                15,855

                          3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN,
                                   AMT, 3.92% due 8/01/2029 (i)                                                             3,300

                          5,213    Sacramento, California, City Financing Authority, Tax Allocation Revenue Bonds,
                                   TOCS, VRDN, Series Z-3, 3.97% due 12/12/2025 (c)(i)                                      5,213

                         11,600    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Greenfair
                                   Apartments), VRDN, AMT, Series G, 3.93% due 12/01/2030 (i)                              11,600

                         15,490    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Lofts at
                                   Natomas Apartments), VRDN, AMT, Series F, 3.87% due 4/15/2036 (e)(i)                    15,490

                          2,080    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                   PUTTERS, VRDN, Series 591, 3.91% due 8/15/2011 (g)(i)                                    2,080

                         12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 748, 3.90% due 8/15/2028 (f)(i)                             12,910

                          6,215    Sacramento County, California, COP, ROCS, VRDN, Series II-R-5007, 3.88% due
                                   12/01/2023 (a)(i)                                                                        6,215

                          3,230    Sacramento County, California, Sanitation District Financing Authority Revenue
                                   Bonds, ROCS, VRDN, Series II-R-504, 3.91% due 12/01/2035 (a)(i)                          3,230

                         15,500    San Diego, California, Housing Authority, M/F Housing Revenue Bonds (Studio 15
                                   Housing Partners), VRDN, AMT, Series B, 3.90% due 10/01/2039 (i)                        15,500

                          7,000    San Diego, California, Sewer Revenue Bonds,  FLOATS, VRDN, Series SG 14, 3.91%
                                   due 5/15/2020 (i)(j)                                                                     7,000

                         25,000    San Diego County and School District, California, GO, TRAN, Series B, 4.50% due
                                   7/27/2007                                                                               25,108

                          5,980    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 3.90% due
                                   12/01/2028 (i)                                                                           5,980

                         23,560    San Diego County, California, Regional Transportation Commission, CP, 3.47%
                                   due 2/08/2007                                                                           23,560

                         22,134    San Diego County, California, Regional Transportation Commission, CP, 3.52%
                                   due 2/08/2007                                                                           22,134

                          4,000    San Diego County, California, Water Authority, CP, 3.50% due 2/15/2007                   4,000

                         19,000    San Diego County, California, Water Authority, CP, 3.50% due 3/13/2007                  19,000

                          7,100    San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Refunding Bonds, VRDN, AMT, Second Series, Issue 33C, 3.87%
                                   due 5/01/2025 (b)(i)                                                                     7,100

                          1,815    San Francisco, California, City and County Unified School District, GO, ROCS,
                                   VRDN, Series II-R-6060, 3.91% due 6/15/2021 (f)(i)                                       1,815

                         17,810    San Francisco, California, Community College District, GO, FLOATS, VRDN, Series
                                   1386, 3.90% due 6/15/2031 (f)(i)                                                        17,810

                          5,500    San Joaquin County, California, COP, ROCS, VRDN, Series II-R-2030, 3.91% due
                                   4/01/2020 (g)(i)                                                                         5,500

                          2,800    San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                                   Bonds, PUTTERS, VRDN, Series 1409, 3.94% due 7/01/2016 (i)                               2,800

                          3,990    San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 1524, 3.92% due 1/15/2034 (g)(i)                   3,990

                          2,630    San Jose, California, Airport Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2004, 3.91% due 3/01/2016 (f)(i)                                                    2,630

                         12,000    San Jose, California, M/F Housing Revenue Bonds (Carlton Homes), VRDN, AMT,
                                   Series A, 3.88% due 10/15/2032 (e)(i)                                                   12,000

                         26,400    San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance Square
                                   Apartments), VRDN, 3.87% due 12/01/2029 (i)                                             26,400

                          2,000    San Jose, California, M/F Housing Revenue Refunding Bonds (Almaden Lake
                                   Village Apartments), VRDN, AMT, Series A, 3.96% due 3/01/2032 (e)(i)                     2,000

                         11,990    San Jose, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                   PUTTERS, VRDN, Series 1601, 3.91% due 2/01/2015 (g)(i)                                  11,990

                          5,770    San Mateo County, California, Community College District, GO, FLOATS, VRDN,
                                   Series 96Z, 3.91% due 9/01/2037 (g)(i)                                                   5,770

                          1,650    San Mateo County, California, Community College District, GO, ROCS, VRDN,
                                   Series II-R-647WFZ, 3.96% due 9/01/2021 (g)(i)                                           1,650

                          9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                                   Series SGA-75, 3.90% due 7/01/2027 (a)(i)                                                9,935

                          9,000    Santa Rosa, California, M/F Housing Revenue Bonds (Crossings At Santa Rosa),
                                   VRDN, AMT, Series A, 3.90% due 4/01/2046 (i)                                             9,000

                         12,500    Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch Project),
                                   VRDN, AMT, Series A, 3.87% due 7/15/2036 (e)(i)                                         12,500

                         12,000    Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge Apartments),
                                   VRDN, 3.88% due 9/01/2019 (d)(i)                                                        12,000

                         19,240    Turlock, California, Health Facility Revenue Refunding Bonds (Emanuel Medical
                                   Center, Inc.), COP, VRDN, Series B, 3.77% due 10/15/2034 (i)                            19,240

                         10,410    University of California Revenue Bonds, FLOATS, VRDN, Series 1465, 3.90%
                                   due 5/15/2030 (f)(i)                                                                    10,410

                          2,625    University of California Revenue Bonds, ROCS, VRDN, Series II-R-3007, 3.91%
                                   due 9/01/2020 (f)(i)                                                                     2,625

                          9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                   Springs-Issue A), VRDN, 3.75% due 11/15/2028 (e)(i)                                      9,200

                         20,000    Vernon, California, Natural Gas Financing Authority Revenue Bonds (Vernon Gas
                                   Project), VRDN, Series B, 3.72% due 8/01/2021 (g)(i)                                    20,000

                         27,645    Victorville, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                   (Cogeneration Facility Project), VRDN, Series A, 3.85% due 5/01/2037 (i)                27,645

                         14,500    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 3.96%
                                   due 12/01/2033 (h)(i)                                                                   14,500


Puerto Rico - 1.4%        4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                   Series 2000-107, Class A, 3.86% due 5/19/2009 (f)(i)                                     4,900

                         10,500    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                   Revenue Bonds, ROCS, VRDN, Series II-R-636CE, 3.93% due 8/30/2009 (i)                   10,500

                         15,000    Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/30/2007                          15,085

                          8,400    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                   SGA-43, 3.86% due 7/01/2022 (g)(i)                                                       8,400

                                   Total Investments  (Cost - $2,810,134*)  - 102.3%                                    2,810,134
                                   Liabilities in Excess of Other Assets - (2.3%)                                        (62,579)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $ 2,747,555
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) XL Capital Insured.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007